Document and Entity Information	Mar. 05, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 05, 2024
Entity Registrant Name	TPG Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41222
Entity Tax Identification Number	87-2063362
Entity Address Address Line 1	301 Commerce Street
Entity Address Address Line 2	Suite 3300
Entity Address City Or Town	Fort Worth
Entity Address State Or Province	TX
Entity Address Postal Zip Code	76102
City Area Code	817
Local Phone Number	871-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001880661
Amendment Flag	false
Class A common stock, $0.001 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.001 par value
Trading Symbol	TPG
Security Exchange Name	NASDAQ
6.950% Subordinated Notes due 2064 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.950% Subordinated Notes due 2064
Trading Symbol	TPGXL
Security Exchange Name	NASDAQ